Related Party Transactions - Schedule of Equity Warrants Issued (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Directors that are also Strategic Advisors [Member]
Schedule of Equity Warrants Issued [Line Items]
Carrying Value, related parties	$ 183,694	$ 172,273
Directors that are also Strategic Advisors [Member] | Warrants [member]
Schedule of Equity Warrants Issued [Line Items]
Warrants held, related parties	447,106	447,106
Carrying Value, related parties	$ 76,175	$ 76,175
Affiliates of directors and former directors [Member]
Schedule of Equity Warrants Issued [Line Items]
Carrying Value, related parties	$ 126,209	$ 125,978
Affiliates of directors and former directors [Member] | Warrants [member]
Schedule of Equity Warrants Issued [Line Items]
Warrants held, related parties	1,155,555	1,616,665
Carrying Value, related parties	$ 24,555	$ 35,274
Other related parties [member]
Schedule of Equity Warrants Issued [Line Items]
Carrying Value, related parties	$ 37,567	$ 37,567
Other related parties [member] | Warrants [member]
Schedule of Equity Warrants Issued [Line Items]
Warrants held, related parties	88,887	88,887
Carrying Value, related parties	$ 15,224	$ 15,224